COMMITMENT AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 22 – COMMITMENT AND CONTINGENCIES

Purchase commitment

The amount of contractual commitments for the acquisition of real estate properties was nil and JPY94,276 as of December 31, 2024 and 2023, respectively.

Contingencies

The Company is involved in legal proceedings and claims in the ordinary course of business. In the opinion of management, none of such proceedings and claims will have a significant impact on the Company’s consolidated financial statements.